SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
December 31, 2025	$ 4,817
December 31, 2026	4,376
December 31, 2027	3,588
December 31, 2028	3,695
December 31, 2029	3,443
Thereafter	15,883
Total lease payments	35,802
Less imputed interest	10,288
Total operating lease liabilities	$ 25,514	$ 3,522